UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 10,1999

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		38

FORM 13F Information Table Value Total:	$95,339,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102    14012   257389 SH       SOLE                   212889             44500
ASM Lithography NYS            COM              N07059111     3904    86755 SH       SOLE                    64755             22000
Anadarko Petroleum             COM              032511107     3306    87565 SH       SOLE                    53565             34000
Associates First Capital Corpo COM              046008108      523    11620 SH       SOLE                     2420              9200
Brigham Exploration Co.        COM              109178103      354   128870 SH       SOLE                    86720             42150
Business Objects ADR           COM              12328X107     5625   189485 SH       SOLE                   131635             57850
Colgate Palmolive              COM              194162103      269     2928 SH       SOLE                     2928
Deswell Inds. Inc.             COM              250639101      949   117725 SH       SOLE                    72975             44750
Federal Nat'l Mtg.             COM              313586109     1232    17795 SH       SOLE                    11295              6500
Flir Systems                   COM              302445101     2417   133379 SH       SOLE                    87429             45950
Garden Ridge                   COM              36541P104     3031   444920 SH       SOLE                   284245            160675
Home Depot                     COM              437076102      913    14670 SH       SOLE                     5970              8700
ICN Pharmaceuticals Inc.       COM              448924100     1507    59999 SH       SOLE                    27274             32725
IHOP Corp                      COM              449623107     3024    77043 SH       SOLE                    54243             22800
Integrated Process Equipment C COM              45812K108      307    34155 SH       SOLE                    28955              5200
Intel Corp.                    COM              458140100     9735    81894 SH       SOLE                    67194             14700
Johnson & Johnson              COM              478160104      350     3745 SH       SOLE                     3745
K V Pharmaceutical Cl A        COM              482740206     2962   204252 SH       SOLE                   142027             62225
Lilly Eli                      COM              532457108     1282    15100 SH       SOLE                     6800              8300
MFC Bancorp                    COM              55271X103     2140   316993 SH       SOLE                   222368             94625
NFO Worldwide Inc.             COM              62910N108     2174   217375 SH       SOLE                   144675             72700
Novellus Systems               COM              670008101     8366   151772 SH       SOLE                   120447             31325
Paine Webber Group             COM              695629105     1755    44005 SH       SOLE                    29805             14200
PepsiCo, Inc.                  COM              713448108      362     9225 SH       SOLE                     5825              3400
Pfizer                         COM              717081103     5692    41022 SH       SOLE                    30747             10275
Philip Morris Cos.             COM              718154107     3256    92530 SH       SOLE                    82855              9675
Procter & Gamble               COM              742718109      544     5550 SH       SOLE                     5550
Schering Plough                COM              806605101     1710    30950 SH       SOLE                    15550             15400
Seitel Inc.                    COM              816074306     3419   245330 SH       SOLE                   164980             80350
Staples Inc.                   COM              855030102     3719   113119 SH       SOLE                    55832             57287
The Learning Company           COM              522008101     2295    79140 SH       SOLE                    37990             41150
Thomas Group, Inc.             COM              884402108     1275   145685 SH       SOLE                    97010             48675
Three-Five Systems             COM              88554L108     1018   118055 SH       SOLE                    82530             35525
Toys R Us Inc                  COM              892335100      272    14440 SH       SOLE                     7140              7300
Transamerica Corp              COM              893485102      366     5150 SH       SOLE                     2150              3000
Venture Seismic Ltd.           COM              92327K108       16    55955 SH       SOLE                    38455             17500
Viragen Inc.                   COM              927638106      307   614185 SH       SOLE                   569685             44500
Warner Lambert                 COM              934488107      952    14370 SH       SOLE                     7470              6900